Concentration and Risks - Summary of Concentration and Risks (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.00%
Not more than [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Not more than [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Not more than [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Not more than [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Instructor A [Member] | Learning services [Member] | Revenue Benchmark [Member] | Instructor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	18.00%
Instructor A [Member] | Learning services [Member] | Not more than [Member] | Revenue Benchmark [Member] | Instructor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Instructor B [Member] | Learning services [Member] | Revenue Benchmark [Member] | Instructor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.00%
Instructor B [Member] | Learning services [Member] | Not more than [Member] | Revenue Benchmark [Member] | Instructor Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%